Borrowings (Details) - CNY (¥) ¥ in Thousands	Feb. 28, 2025	May 31, 2024	Jan. 31, 2027	Nov. 30, 2025	Mar. 31, 2024	Mar. 14, 2024	Feb. 27, 2024	Jan. 26, 2024	Jan. 25, 2024	Jan. 02, 2024	Dec. 11, 2023	Nov. 16, 2023	Nov. 10, 2023	Mar. 31, 2023	May 19, 2022	May 18, 2022	Nov. 30, 2020
Debt Instrument [Line Items]
Credit facility																	¥ 20,000
Bank of Beijing [Member]
Debt Instrument [Line Items]
Credit facility										¥ 10,000
Credit Line Agreement [Member] | WeBank Co., Ltd. [Member]
Debt Instrument [Line Items]
Effective interest rate															10.08%	11.34%
Credit facility															¥ 1,990	¥ 3,000
Credit Line Agreement [Member] | Mr Bao [Member]
Debt Instrument [Line Items]
Effective interest rate															10.08%
Credit facility															¥ 1,000
Credit Agreement [Member] | WeBank Co., Ltd. [Member]
Debt Instrument [Line Items]
Loans under credit agreement					¥ 200									¥ 1,700
Credit Agreement [Member] | UTime SZ Loans [Member]
Debt Instrument [Line Items]
Loans under credit agreement					900									1,990
Credit Agreement [Member] | Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Borrowing amount		¥ 8,000
Borrowing term		1 year
Credit Agreement [Member] | Postal Savings Bank of China Bank [Member]
Debt Instrument [Line Items]
Borrowing amount	¥ 5,000
Borrowing term	1 year
Working Capital Loan Agreement [Member] | China Resources Bank of Zhuhai Co., Ltd. [Member]
Debt Instrument [Line Items]
Effective interest rate												7.00%	3.55%
Borrowing amount												¥ 1,570	¥ 22,000
Working Capital Loan Agreement [Member] | China Resources Bank of Zhuhai Co., Ltd. [Member] | Forecast [Member]
Debt Instrument [Line Items]
Interest rate				4.50%
Working Capital Loan Agreement [Member] | China CITIC Bank [Member]
Debt Instrument [Line Items]
Effective interest rate						4.35%
Borrowing amount						¥ 5,000
Working Capital Loan Agreement [Member] | Guangxi Beibu Gulf Bank [Member]
Debt Instrument [Line Items]
Effective interest rate								3.35%	3.35%
Borrowing amount								¥ 1,000	¥ 5,000
Working Capital Loan Agreement [Member] | Guangxi Beibu Gulf Bank [Member] | Forecast [Member]
Debt Instrument [Line Items]
Interest rate			4.50%
Loan Agreement [Member] | Industrial and Commercial Bank of China (“ICBC”) Loan [Member]
Debt Instrument [Line Items]
Effective interest rate											3.85%
Borrowing amount											¥ 8,000
Loan Agreement [Member] | Industrial and Commercial Bank of China (“ICBC”) Loan [Member] | Forecast [Member]
Debt Instrument [Line Items]
Interest rate				3.40%
Loan Agreement [Member] | Bank of Beijing [Member]
Debt Instrument [Line Items]
Effective interest rate							4.50%			4.50%
Borrowing amount							¥ 5,000			¥ 5,000
UTime SZ [Member]
Debt Instrument [Line Items]
Factoring agreement total amount					2,900									7,800
Mr Bao [Member] | Credit Agreement [Member] | UTime SZ Loans [Member]
Debt Instrument [Line Items]
Loans under credit agreement					¥ 400									¥ 1,000
Minimum [Member] | TCL Factoring [Member]
Debt Instrument [Line Items]
Effective interest rate																	8.00%
Maximum [Member] | TCL Factoring [Member]
Debt Instrument [Line Items]
Effective interest rate																	9.00%